UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the quarter ended:  March 31, 2012

Institutional investment manager filing this report:

Harvest Capital Management, Inc.
114 North Main Street, Suite 301
Concord, NH 03301

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

Signature, place and date of signing:

Marshall G. Rowe, Concord, New Hampshire May 11, 2012

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	Harvest Capital Management, Inc.
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total: $103,286




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Company (MMM)               COM              88579Y101      677          7584 SH       Sole               7584
AT&T (T)                       COM              00206R102     1230         39375 SH       Sole              39375
Abbott Labs (ABT)              COM              002824100      642         10470 SH       Sole              10470
Apple Computer (AAPL)          COM              037833100      225           375 SH       Sole                375
BP PLC ADR (BP)                COM              055622104      410          9122 SH       Sole               9122
Baristas Coffee Co (BCCI)      COM              067594101       26        276710 SH       Sole             276710
Chevron Corp (CVX)             COM              166764100      858          8006 SH       Sole               8006
Coca Cola (KO)                 COM              191216100      626          8455 SH       Sole               8455
Enterprise Products Part       COM              293792107      430          8525 SH       Sole               8525
ExxonMobil (XOM)               COM              30231G102     3639         41957 SH       Sole              41957
General Electric (GE)          COM              369604103     1751         87231 SH       Sole              87231
IBM (IBM)                      COM              459200101      501          2403 SH       Sole               2403
Johnson & Johnson (JNJ)        COM              478160104     2310         35026 SH       Sole              35026
LVMH Moet Hennessy             COM              502441306      303          8825 SH       Sole               8825
Oracle Corp. (ORCL)            COM              68389X105     1249         42819 SH       Sole              42819
Pepsico (PEP)                  COM              713448108      218          3282 SH       Sole               3282
Procter & Gamble (PG)          COM              742718109      866         12889 SH       Sole              12889
Royal Dutch Shell PLC          COM              780259206      308          4385 SH       Sole               4385
Verizon Comm. (VZ)             COM              92343V104      462         12076 SH       Sole              12076
Windstream Corp (WIN)          COM              97381W104      230         19676 SH       Sole              19676
Wisconsin Energy Corp (WEC)    COM              976657106      341          9694 SH       Sole               9694
Guggenheim Russell 1000        TE               78355W593     7229        210190 SH       Sole             210190
I-Shares S&P Tech-Software     TE               464287515     2125         32255 SH       Sole              32255
I-Shares US Home Contruction   TE               464288752     4466        303400 SH       Sole             303400
SPDR S&P Pharmaceuticals       TE               78464A722     3008         52675 SH       Sole              52675
SPDR S&P Regional Banking      TE               78464A698     4392        154275 SH       Sole             154275
Vanguard Total Stock Mkt ETF   TE               922908769     9280        128429 SH       Sole             128429
WisdomTree Equity Income Fd    TE               97717W208     9073        202525 SH       Sole             202525
Eaton Vance Global Equity      TI               27829F108     5720        642000 SH       Sole             642000
Vanguard Total International   TI               921909768     2059         45116 SH       Sole              45116
Wisdomtree Euro Small Cap      TI               97717W869     4656        120875 SH       Sole             120875
Wisdomtree Intl Dividend       TI               97717W786     7563        180890 SH       Sole             180890
WisdomTree Emerge Mkts         TM               97717W315     4290         74473 SH       Sole              74473
I-Shares Gold Trust            NR               464285105     1780        109400 SH       Sole             109400
IQ Global Resources            NR               45409B883     5061        173925 SH       Sole             173925
JPMorgan Alerian MLP Index     NR               46625H365     1697         43350 SH       Sole              43350
Powershares DB Cmdty Index     NR               73935S105      351         12200 SH       Sole              12200
SPDR Gold Trust                NR               78463V107     7881         48611 SH       Sole              48611
United States Commodity        NR               911717106      743         12125 SH       Sole              12125
Avalonbay Communities          RT               053484101      276          1954 SH       Sole               1954
Babson Capital Corp Invs       TD               05617K109     1665        100250 SH       Sole             100250
I-Shares IBoxx High Yield      TD               464288513     1093         12050 SH       Sole              12050
WisdomTree Emerging Mkt        TG               97717X867     1575         30350 SH       Sole              30350